FIXED ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Purchase of fixed assets not paid	$ 2,361	$ 739